Investment Strategy	Dec. 10, 2025
Baillie Gifford Long Term Global Growth Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.	The third paragraph of the section titled “Principal Investment Strategies” relating to the Fund in the “Fund Summaries” section of the Prospectus is hereby restated in its entirety as follows:

The Fund does not apply specific constraints with respect to market capitalization and may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the U.S.